UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
February 2, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 101
Form 13F Information Table Value Total: $3,637,781 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
A.G. Edwards, Inc.             COM         281760108     7075  163730 SH       SOLE                 148190          15540
Adobe Systems, Inc             COM         00724F101      251    4000 SH       SOLE                   4000
Affiliated Managers Group      COM         008252108     7363  108700 SH       SOLE                 108700
Altera Corp.                   COM         021441100     2422  117000 SH       SOLE                 117000
Altria Group                   COM         02209s103      428    7000 SH       SOLE                                  7000
American Eagle Outfitters      COM         02553E106     4946  105000 SH       SOLE                 105000
American International Group   COM         026874107    76514 1165126 SH       SOLE                1092267          72859
Amgen, Inc.                    COM         031162100     7570  118000 SH       SOLE                 118000
Applied Materials, Inc.        COM         038222105     5332  311800 SH       SOLE                 311800
Baxter International           COM         071813109    80563 2332455 SH       SOLE                2177317         155138
Bed Bath Beyond Inc            COM         075896100     9559  240000 SH       SOLE                 240000
Berkshire Hathaway Inc Class A COM         084670108      879      10 SH       SOLE                     10
Berkshire Hathaway Inc. Del Cl COM         084670207   106483   36268 SH       SOLE                  33675           2593
Best Buy Company               COM         086516101    10915  183700 SH       SOLE                 183700
Boeing                         COM         097023105      349    6750 SH       SOLE                                  6750
Boston Scientific              COM         101137107     6399  180000 SH       SOLE                 180000
Bristol-Myers Squibb           COM         110122108     2275   88809 SH       SOLE                  34082          54727
Capital One Finl Corp          COM         14040H105    10105  120000 SH       SOLE                 120000
Carmax, Inc.                   COM         143130102    14499  466955 SH       SOLE                 458970           7985
Charles River Laboratories     COM         159864107     5754  125060 SH       SOLE                 113675          11385
Check Point Software Tech.     COM         M22465104     3522  143000 SH       SOLE                 143000
Cintas Corp.                   COM         172908105     2675   61000 SH       SOLE                  61000
Cisco Systems, Inc.            COM         17275R102   107936 5586773 SH       SOLE                5194895         391878
Citigroup, Inc.                COM         172967101   111503 2314295 SH       SOLE                2155194         159101
Coach Inc.                     COM         189754104     4794   85000 SH       SOLE                  85000
Comcast, Corp. - Cl A          COM         20030N101      815   24475 SH       SOLE                  23970            505
Comcast, Corp. - Special Cl A  COM         20030N200   126526 3852799 SH       SOLE                3574206         278593
Community Health Systems       COM         203668108     9013  323275 SH       SOLE                 304470          18805
Costco Wholesale Corp          COM         22160K105    80841 1669922 SH       SOLE                1562185         107737
Countrywide Credit Indus       COM         222372104     4811  130000 SH       SOLE                 130000
Del Monte Foods Co.            COM         24522P103     7228  655905 SH       SOLE                 593645          62260
Dover Corp.                    COM         260003108    66243 1579461 SH       SOLE                1452739         126722
Eastman Kodak                  COM         277461109      206    6375 SH       SOLE                                  6375
Expeditors International Wash  COM         302130109     1684   30141 SH       SOLE                  28941           1200
Family Dollar Stores           COM         307000109     5952  190575 SH       SOLE                 190575
First Data Corp                COM         319963104   116917 2748398 SH       SOLE                2549496         198902
Fiserv, Inc                    COM         337738108   152674 3798810 SH       SOLE                3536655         262155
Flextronics Intl LTD           COM         Y2573F102     5735  415000 SH       SOLE                 415000
Freddie Mac                    COM         313400301    70533  957027 SH       SOLE                 887291          69736
Health Mgmt Assoc. Inc.-A      COM         421933102    95417 4199671 SH       SOLE                3910243         289428
Hewitt Associates Inc          COM         42822q100     9097  284205 SH       SOLE                 256750          27455
Hewlett-Packard                COM         428236103     6857  327000 SH       SOLE                 327000
IDT Corp.                      COM         448947101     4571  311375 SH       SOLE                 283305          28070
Intel Corp                     COM         458140100     9157  391500 SH       SOLE                 391500
Intuit, Inc.                   COM         461202103   129139 2934309 SH       SOLE                2739491         194818
Ishares DJ US Total Market     COM         464287846     1119   19300 SH       SOLE                  19300
Jacobs Engineering Group, Inc. COM         469814107     8158  170696 SH       SOLE                 152141          18555
Johnson & Johnson              COM         478160104   136667 2154945 SH       SOLE                2012551         142394
KLA-Tencor Corp.               COM         482480100     3261   70000 SH       SOLE                  70000
Kemet Corp.                    COM         488360108     5033  562310 SH       SOLE                 518600          43710
Kenneth Cole Productions-A     COM         193294105     5653  183196 SH       SOLE                 166571          16625
Kohls Corp                     COM         500255104     6963  141620 SH       SOLE                 141620
Laboratory Crp of Amer Hldgs   COM         50540R409    13697  274927 SH       SOLE                 269407           5520
Liberty Media Corp - A         COM         530718105   166377 15152761 SH      SOLE               14113933        1038828
Liberty Media Intl Inc. A      COM         530719103     6631  143426 SH       SOLE                 138038           5388
Lilly, Eli & Co                COM         532457108     3348   59000 SH       SOLE                  59000
Limited Inc                    COM         532716107     7709  334866 SH       SOLE                 306002          28864
Linear Tech Corp.              COM         535678106      233    6000 SH       SOLE                   6000
Liz Claiborne                  COM         539320101   134295 3181584 SH       SOLE                2962721         218863
Lowe's Companies               COM         548661107     8602  149365 SH       SOLE                 149365
MBIA, Inc.                     COM         55262C100     1942   30693 SH       SOLE                   9295          21398
MBNA Corp.                     COM         55262L100   128353 4553147 SH       SOLE                4242620         310527
MGIC Investment                COM         552848103   111431 1617056 SH       SOLE                1496068         120988
Macromedia Inc.                COM         556100105      311   10000 SH       SOLE                  10000
Markel Corp.                   COM         570535104    82656  227077 SH       SOLE                 212666          14411
Marshall & Ilsley              COM         571834100     2338   52891 SH       SOLE                  16410          36481
Maxim Integrated Prods         COM         57772K101     2556   60300 SH       SOLE                  60300
McDonalds                      COM         580135101   111583 3480440 SH       SOLE                3257800         222640
Mercury General Corp.          COM         589400100     8909  148685 SH       SOLE                 134755          13930
Merrill Lynch                  COM         590188108     6216  104000 SH       SOLE                 104000
Microsoft Corp                 COM         594918104   118209 4423998 SH       SOLE                4105108         318890
Mohawk Industries, Inc.        COM         608190104   111127 1217833 SH       SOLE                1140821          77012
Morgan Stanley                 COM         617446448   104586 1883758 SH       SOLE                1753919         129839
Mylan Labs                     COM         628530107     4107  232320 SH       SOLE                 232320
NASDAQ-100 Index Tracking      COM         631100104    11575  290000 SH       SOLE                 290000
Natuzzi Spa-SP ADR             ADR         63905A101     2747  253170 SH       SOLE                 243900           9270
Odyssey Re Holdings Corp       COM         67612W108     8252  327325 SH       SOLE                 298215          29110
Office Depot                   COM         676220106     6476  373035 SH       SOLE                 333555          39480
Pfizer, Inc.                   COM         717081103     5582  207580 SH       SOLE                 207580
Proctor & Gamble               COM         742718109      258    4680 SH       SOLE                   4680
Ross Stores, Inc.              COM         778296103     2887  100000 SH       SOLE                 100000
S&P 500 Depository Receipt     COM         78462F103     1977   16360 SH       SOLE                  16225            135
Scripps Co. (E.W.) - Cl A      COM         811054204     3190   66083 SH       SOLE                  59518           6565
Symantec Corp                  COM         871503108     1752   68010 SH       SOLE                  68000             10
Taiwan Semiconductor ADR       ADR         874039100    73571 8665567 SH       SOLE                8069437         596130
Target Corporation             COM         87612E106    70794 1363256 SH       SOLE                1274930          88326
Teva Pharmaceutical ADR        ADR         881624209     5076  170000 SH       SOLE                 170000
Texas Instruments              COM         882508104     3272  132900 SH       SOLE                 132900
Tiffany & Co.                  COM         886547108    12486  390550 SH       SOLE                 368840          21710
Valassis Communications, Inc.  COM         918866104     6351  181405 SH       SOLE                 164170          17235
Veritas Software Corp          COM         923436109     5753  201500 SH       SOLE                 201500
Viacom Inc. - Cl B             COM         925524308   120848 3320918 SH       SOLE                3075119         245799
Wal-Mart Stores                COM         931142103   102540 1941316 SH       SOLE                1798956         142360
Walgreen Co                    COM         931422109    88822 2314872 SH       SOLE                2152912         161960
Washington Mutual Inc.         COM         939322103     1706   40350 SH       SOLE                  13430          26920
Waste Management, Inc.         COM         94106L109   111292 3717178 SH       SOLE                3483194         233984
Wells Fargo & Co               COM         949746101   103345 1662824 SH       SOLE                1555242         107582
White Mountains Insurance Grp  COM         G9618E107     9514   14727 SH       SOLE                  13340           1387
Wiley (John) & Sons - Cl A     COM         968223206     5320  152700 SH       SOLE                 146845           5855
Willis Group Holdings LTD      COM         G96655108    73505 1785404 SH       SOLE                1660333         125071
Xilinx, Inc.                   COM         983919101     3293  111000 SH       SOLE                 111000